Stock-Based and Long-Term Compensation (Details 5) (Restricted Stock Units [Member], USD $)	12 Months Ended
Dec. 31, 2011
Restricted Stock Units [Member]
Summary of the activity of restricted stock units
Number of Shares, Beginning Balance	136,173
Weighted Average Grant Date Fair Value, Beginning Balance	$ 27.02
Number of Shares, Granted	34,284
Weighted Average Grant Date Fair Value, Granted	$ 35.10
Number of Shares, Ending Balance	170,457
Weighted Average Grant Date Fair Value, Ending Balance	$ 28.64